Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31, 2019	September 30, 2020
Cash on hand	$1,723	$1,723
Deposits in banks	22,201,308	12,058,562

	$22,203,031	$12,060,285

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk or changes in value.